ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 489	$ 1,013
Institutions and income tax payable	149	134
Accrued expenses	1,477	1,007
Related parties	137	46
Total	$ 2,252	$ 2,200